Tax from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Income taxes paid (refund) [abstract]
Tax expense (income), continuing operations	£ 112	£ 307
Average effective tax rate	16.40%	22.40%	27.30%